Cover	Mar. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2025
Entity File Number	001-41155
Entity Registrant Name	Kairous Acquisition Corp. Limited
Entity Central Index Key	0001865468
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39 Marina Bay Financial Centre Tower 2
Entity Address, Address Line Two	10 Marina Boulevard
Entity Address, City or Town	City Singapore 018983
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
City Area Code	662
Local Phone Number	255-6851340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one redeemable warrant and one right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one
Trading Symbol	KACUF
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	KACLF
Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Title of 12(b) Security	Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Trading Symbol	KACWF
Rights, each to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth of one ordinary share
Trading Symbol	KACRF